Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, authorized shares	100,000,000	100,000,000	100,000,000
Preferred stock, issued	0	0	0
Preferred stock, outstanding	0	0	0
Common stock, shares outstanding	259,303,512	90,894,853	45,344,735
Common Stock Class T
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	500,000,000	500,000,000	250,000,000
Common stock, shares issued	4,009,638	2,463,182	1,412,563
Common stock, shares outstanding	4,009,638	2,463,182	1,412,563
Common Stock Class T | Previously Reported [Member]
Common stock, shares authorized		250,000,000
Common Stock Class S
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	1,000,000,000	1,000,000,000	250,000,000
Common stock, shares issued	121,643,389	46,431,661	26,164,794
Common stock, shares outstanding	121,643,389	46,431,661	26,164,794
Common Stock Class S | Previously Reported [Member]
Common stock, shares authorized		250,000,000
Common Stock Class D
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	500,000,000	500,000,000	250,000,000
Common stock, shares issued	18,843,158	2,847,097	1,653,094
Common stock, shares outstanding	18,843,158	2,847,097	1,653,094
Common Stock Class D | Previously Reported [Member]
Common stock, shares authorized		250,000,000
Common Stock Class I
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	1,000,000,000	1,000,000,000	250,000,000
Common stock, shares issued	114,807,327	39,152,913	16,114,284
Common stock, shares outstanding	114,807,327	39,152,913	16,114,284
Common Stock Class I | Previously Reported [Member]
Common stock, shares authorized		250,000,000